UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-3894

T. Rowe Price Short-Term Bond Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2010

Item 1: Report to Shareholders

Short-Term Bond Fund	November 30, 2010

The views and opinions in this report were current as of November 30, 2010. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

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Manager’s Letter

Fellow Shareholders

Short-term bonds generated modest returns during the past six months, with lower-quality bonds continuing to outperform the overall fixed income market. Treasuries and mortgage-backed securities were weaker as income-seeking investors favored higher-risk securities that offered a yield advantage. Short-term Treasury yields fell steadily through October then jumped sharply in the final month of the period.

MARKET ENVIRONMENT

Commodity prices soared during the period. The prices of gold and cotton reached new highs, fueled by Chinese demand and the Federal Reserve’s announcement that it would buy an additional $600 billion in Treasuries by mid-2011. The price of cotton has already doubled so far this year; gold is up almost 30% over the same period; and soybeans, copper, and crude oil have all advanced significantly. Some questioned whether the U.S. was deliberately debasing the dollar to gain a trading advantage and whether it was taking strong enough measures to address its yawning budget deficit. In contrast, Great Britain, France, Germany, and others have already initiated austerity programs of their own. Yet significant risk factors remain, including a flareup of mortgage-related stresses in the United States, contagion from Europe’s banking and sovereign debt travails, and the magnitude of the task facing policymakers in China as they work to contain accelerating inflation.

The labor market continued to worsen with only 39,000 new jobs added in November compared with 172,000 a month earlier. At the same time, unemployment rose from 9.6% to 9.8%, the highest level in seven months. Despite this setback, the fitful recovery appears to be continuing. If the economy gains momentum in the coming months, the unemployment rate could begin a slow, steady decline sometime next year. On a brighter note, U.S. retailers reported higher-than-expected sales in November, and pending home sales surged in October, offering investors a glimmer of hope that the worst may be over in those areas. Also, in a major development, a Presidential commission announced a controversial plan to slash as much as $4 trillion in government debt in an attempt to narrow the budget deficit over time, which drew bipartisan support.

PERFORMANCE

Your fund generated a gain of 1.73% during the six months ended November 30, 2010, compared with 1.48% for the Barclays Capital 1–3 Year U.S. Government/Credit Index and 2.17% for its Lipper peer group average, which measures the performance of similar funds. The fund’s relative performance versus the index was bolstered by our sector allocations and focus on intermediate-term securities, which outperformed. The fund’s net asset value rose slightly, from $4.85 at the end of May to $4.87 at the end of the current period, and dividends contributed $0.06 per share. (Performance for the Advisor Class was somewhat lower, reflecting its different fee structure; its net asset value was the same as the fund’s at the beginning and end of the reporting period, and the dividend contribution was also the same.) As we like to point out, the objective of the fund is to provide greater income than a money market fund but with a higher degree of principal risk. (Investments in the money market funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.)

The performance story is much the same as it has been over the past 12 months, with our sector allocations driving results relative to the Barclays benchmark. All sectors were positive during the recent period, and our overweight in investment-grade corporate securities and underweight in U.S. Treasuries benefited fund performance. Many corporations issued new debt at current low interest rate levels in an effort to strengthen their balance sheets. Financials posted the strongest results during the period, followed by utilities and industrials.

The portfolio benefited significantly from an overweight in financials—although security selection within the group partially detracted from the positive results. We had a position in Spain’s Banco Santander, which underperformed because of sovereign debt concerns in Europe. Nevertheless, we believe strongly in the company, which is one of the most diversified international banking operators with less than a quarter of its earnings generated in Spain. Also, a slight overweight exposure to Regions Financial detracted from relative results following a downgrade from Moody’s and Standard & Poor’s. We maintained this position because of the company’s strong fundamental profile. The firm is well funded and boasts an adequate capital position, with a growing share of deposits and additional sources of capital available if needed. (Please refer to our portfolio of investments for a complete list of fund holdings and the amount each represents in the portfolio.)

Our largest overweight was in industrial companies that held up well throughout the economic turmoil and market volatility of the past couple of years. We took advantage of opportunities to add higher-yielding securities to the portfolio to enhance shareholder returns. As mentioned, our underweight in Treasuries contributed strongly to the fund’s relative return, as the sector underperformed investment-grade corporate and lower-quality bonds. Treasuries posted positive results, however, thanks to continuing demand from foreign investors and low inflation throughout most of the period. We also maintained exposure to asset-backed and commercial mortgage-backed securities, which aided fund results.

OUTLOOK

Treasury yields remained at low levels across most maturities, and the yield premiums offered by investment-grade bonds have contracted to pre-crisis levels. Given the Fed’s commitment to price stability and higher employment levels with its policies of low interest rates and quantitative easing, it is possible that Treasury rates could remain low while yield premiums continue to tighten. Uncertainty remains, and intermittent bouts of risk aversion are possible going forward, but we continue to see relatively stable financial conditions overall. Corporate fundamentals appear to be on more solid ground.

We are somewhat wary of the threat of shareholder-friendly activities at the expense of corporate bondholders. Corporate managements’ focus on enhancing shareholder value because of extremely low interest rates usually translates into an increase in credit risk. As corporate borrowing rates decline relative to dividend and earnings yields on equities, corporate managements may feel greater pressure to repurchase stock, raise dividends, or acquire other firms. Our experienced team of analysts will continue to deal with these challenges with its disciplined, risk-conscious investment approach that has helped us weather volatile market conditions in the past.

Thank you for investing with T. Rowe Price.

Respectfully submitted,

Edward A. Wiese
President and chairman of the fund’s Investment Advisory Committee

December 17, 2010

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF FIXED INCOME INVESTING

Bonds are subject to interest rate risk (the decline in bond prices that usually accompanies a rise in interest rates) and credit risk (the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default by failing to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. Mortgage-backed securities are subject to prepayment risk, particularly if falling rates lead to heavy refinancing activity, and extension risk, which is an increase in interest rates that causes a fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This could increase the fund’s sensitivity to rising interest rates and its potential for price declines.

GLOSSARY

Barclays Capital 1–3 Year U.S. Government/Credit Index: A total return index that incorporates all bonds in the Treasury Bond Index and the Agency Bond Index, as well as U.S. corporate and some foreign debentures and secured notes, with maturities of one to three years.

Duration: A measure of a bond fund’s sensitivity to changes in interest rates. For example, a fund with a duration of two years would fall about 2% in price in response to a one-percentage-point rise in interest rates, and vice versa.

Fed funds rate: The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The Federal Reserve sets a target federal funds rate to affect the direction of interest rates.

Lipper averages: The averages of available mutual fund performance returns for specified time periods in defined categories as tracked by Lipper Inc.

SEC yield (30-day): A method of calculating a fund’s yield that assumes all portfolio securities are held until maturity. Yield will vary and is not guaranteed.

Weighted average maturity: In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes. The weighted average maturity may take into account the interest rate readjustment dates for certain securities.

Performance and Expenses

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

Financial Highlights

For a share outstanding throughout each period

Investor Class

	6 Months Ended 11/30/10‡	Year Ended 5/31/10‡	5/31/09‡	5/31/08‡	5/31/07‡	5/31/06‡
NET ASSET VALUE						
Beginning of period	$ 4.85	$ 4.74	$ 4.73	$ 4.68	$ 4.65	$ 4.73
Investment activities						
Net investment income	0.06	0.14	0.19(1)	0.21(1)	0.20(1)	0.17(1)
Net realized and unrealized gain (loss)	0.02	0.12	0.01	0.05	0.03	(0.08)
Total from investment activities	0.08	0.26	0.20	0.26	0.23	0.09
Distributions						
Net investment income	(0.06)	(0.15)	(0.19)	(0.21)	(0.20)	(0.17)
NET ASSET VALUE						
End of period	$ 4.87	$ 4.85	$ 4.74	$ 4.73	$ 4.68	$ 4.65

Ratios/Supplemental Data

Total return(2)	1.73%	5.55%	4.33%(1)	5.62%(1)	5.09%(1)	2.01%(1)
Ratio of total expenses to average net assets	0.55%(3)	0.60%(4)	0.55%(1)	0.55%(1)	0.55%(1)	0.55%(1)
Ratio of net investment income to average net assets	2.34%(3)	2.88%	4.00%(1)	4.37%(1)	4.30%(1)	3.62%(1)
Portfolio turnover rate	21.1%	27.9%	32.0%	58.8%	70.4%	39.9%
Net assets, end of period (in millions)	$ 5,156	$ 4,631	$ 2,411	$ 1,749	$ 1,421	$ 1,363

‡ Per share amounts calculated using average shares outstanding method.

(1) Excludes expenses in excess of a 0.55% contractual expense limitation in effect through 9/30/11.

(2) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.

(3) Annualized

(4) Includes interest expense (0.05% of average net assets) on TALF loans.

The accompanying notes are an integral part of these financial statements.

Unaudited

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

Advisor Class

	6 Months Ended 11/30/10‡	Year Ended 5/31/10‡	5/31/09‡	5/31/08‡	5/31/07‡	5/31/06‡
NET ASSET VALUE						
Beginning of period	$ 4.85	$ 4.74	$ 4.72	$ 4.68	$ 4.65	$ 4.74
Investment activities						
Net investment income	0.05	0.12	0.16[1]	0.20[1]	0.20[1]	0.15[1]
Net realized and unrealized gain (loss)	0.03	0.13	0.03	0.03	0.02	(0.08)
Total from investment activities	0.08	0.25	0.19	0.23	0.22	0.07
Distributions						
Net investment income	(0.06)	(0.14)	(0.17)	(0.19)	(0.19)	(0.16)
NET ASSET VALUE						
End of period	$ 4.87	$ 4.85	$ 4.74	$ 4.72	$ 4.68	$ 4.65
Ratios/Supplemental Data						
Total return[2]	1.59%	5.25%	4.23%[1]	5.07%[1]	4.81%[1]	1.48%[1]
Ratio of total expenses to average net assets	0.81%[3]	0.85%[4]	0.85%[1]	0.85%[1]	0.85%[1]	0.85%[1]
Ratio of net investment income to average net assets	2.01%[3]	2.47%	3.58%[1]	4.12%[1]	3.93%[1]	3.32%[1]
Portfolio turnover rate	21.1%	27.9%	32.0%	58.8%	70.4%	39.9%
Net assets, end of period (in thousands)	$ 620,759	$ 406,962	$ 8,684	$ 1,686	$ 2,138	$ 14,344

‡ Per share amounts calculated using average shares outstanding method.

(1) Excludes expenses in excess of a 0.85% contractual expense limitation in effect through 9/30/11.

(2) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions; it is not annualized for periods less than one year.

(3) Annualized

(4) Includes interest expense (0.05% of average net assets) on TALF loans.

The accompanying notes are an integral part of these financial statements.

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par/Shares	Value
CORPORATE BONDS 48.1%		
FINANCIAL INSTITUTIONS 17.9%		
Banking 12.4%		
American Express Bank, 5.55%, 10/17/12	6,125	6,558
American Express Centurion Bank, 5.55%, 10/17/12	7,980	8,568
American Express Credit, 5.125%, 8/25/14	6,375	6,933
ANZ National International, 2.375%, 12/21/12 (1)	13,340	13,568
Australia & New Zealand Banking, 2.40%, 1/11/13 (1)	6,540	6,655
Banco Bradesco, 4.10%, 3/23/15 (1)	8,525	8,777
Bank of America, 4.375%, 12/1/10	250	250
Bank of Nova Scotia, 2.25%, 1/22/13	8,075	8,280
Bank of Nova Scotia, 2.375%, 12/17/13	17,160	17,735
Barclays Bank, 5.20%, 7/10/14	30,230	33,050
BB&T, 3.375%, 9/25/13	3,345	3,515
BB&T, 3.85%, 7/27/12	5,345	5,581
BB&T, 5.70%, 4/30/14	14,025	15,640
BPCE, 2.375%, 10/4/13 (1)	28,735	28,834
Citigroup, 5.125%, 2/14/11	2,590	2,613
Citigroup, 5.50%, 4/11/13	16,638	17,834
Citigroup, 5.50%, 10/15/14	5,335	5,788
Citigroup, 5.85%, 7/2/13	6,250	6,776
Citigroup, 6.375%, 8/12/14	4,225	4,675
Commonwealth Bank of Australia, 2.75%, 10/15/12 (1)	9,230	9,477
Credit Suisse, 3.45%, 7/2/12	4,000	4,166
Credit Suisse First Boston, 6.125%, 11/15/11	6,000	6,305
Deutsche Bank London, 2.375%, 1/11/13	1,910	1,965
Deutsche Bank London, 5.375%, 10/12/12	20,195	21,800
Fifth Third Bancorp, 6.25%, 5/1/13	17,385	18,985
Goldman Sachs, 3.625%, 8/1/12	13,510	14,035
Goldman Sachs, 5.25%, 10/15/13	24,390	26,476

Goldman Sachs, 6.00%, 5/1/14	3,375	3,746
HSBC Bank, 1.625%, 8/12/13 (1)	8,460	8,493
HSBC Holdings, 5.25%, 12/12/12	12,645	13,502
Intesa Sanpaolo, 2.375%, 12/21/12	5,605	5,636
Intesa Sanpaolo, 3.625%, 8/12/15 (1)	21,815	21,802
JPMorgan Chase, 4.65%, 6/1/14	19,180	20,653
JPMorgan Chase, VR, 0.938%, 2/26/13	25,250	25,316
KeyCorp, 3.75%, 8/13/15	13,935	14,243
Lloyds TSB Bank, 4.375%, 1/12/15 (1)	13,475	13,586
Merrill Lynch, 5.45%, 2/5/13	16,395	17,299
Merrill Lynch, 6.15%, 4/25/13	2,000	2,145
Morgan Stanley, 4.20%, 11/20/14	7,710	7,955
Morgan Stanley, 5.625%, 1/9/12	19,296	20,231
Morgan Stanley, 6.00%, 5/13/14	9,790	10,645
National Australia Bank, 2.35%, 11/16/12 (1)	13,045	13,210
Nordea Bank, 1.75%, 10/4/13 (1)	18,475	18,524
Nordea Bank, 2.50%, 11/13/12 (1)	6,305	6,400
Rabobank Nederland, 2.65%, 8/17/12 (1)	13,750	14,146
Regions Financial, 5.75%, 6/15/15	9,370	8,738
Royal Bank of Scotland, 3.40%, 8/23/13	18,990	19,287
Santander U.S. Debt, 2.485%, 1/18/13 (1)	16,700	16,606
Santander U.S. Debt, 2.991%, 10/7/13 (1)	11,400	11,337
Standard Chartered, 3.85%, 4/27/15 (1)	13,180	13,689
Sumitomo Mitsui Banking, 2.15%, 7/22/13 (1)	19,350	19,700
U.S. Bancorp, 1.375%, 9/13/13	750	753
U.S. Bancorp, 2.00%, 6/14/13	13,615	13,894
U.S. Bank, 6.375%, 8/1/11	17,225	17,863
UBS Stamford, 2.25%, 8/12/13	12,490	12,674
UBS Stamford, VR, 1.384%, 2/23/12	11,295	11,389

Wells Fargo, 5.25%, 10/23/12	12,860	13,831
Westpac Banking, 2.10%, 8/2/13	16,000	16,272
		718,404
Finance Companies 1.6%		
GATX Corporation, 4.75%, 10/1/12	10,735	11,310
GATX Corporation, 5.50%, 2/15/12	5,770	6,004
GE Capital, 2.25%, 11/9/15	14,395	13,941
GE Capital, 3.50%, 8/13/12	29,340	30,472
GE Capital, 3.75%, 11/14/14	6,730	7,059
Household Finance, 6.375%, 11/27/12	4,250	4,619
SLM Corporation, 5.125%, 8/27/12	19,660	19,967
		93,372
Insurance 3.0%		
Berkshire Hathaway Finance, 4.60%, 5/15/13	7,300	7,875
MassMutual Global Funding II, 3.625%, 7/16/12 (1)	9,150	9,471
MetLife, 5.375%, 12/15/12	5,890	6,365
MetLife, VR, 1.536%, 8/6/13	14,860	15,078
MetLife Global Funding I, 2.50%, 1/11/13 (1)	5,980	6,107
MetLife Global Funding I, 2.875%, 9/17/12 (1)	6,460	6,640
MetLife Global Funding I, 5.125%, 6/10/14 (1)	5,290	5,826
New York Life Global Funding, 2.25%, 12/14/12 (1)	20,160	20,578
New York Life Global Funding, VR, 0.417%, 6/16/11 (1)	20,000	20,001
Principal Financial Group, 7.875%, 5/15/14	10,455	12,229
Prudential Financial, 2.75%, 1/14/13	6,375	6,517
Prudential Financial, 3.625%, 9/17/12	18,905	19,647
WellPoint, 5.00%, 1/15/11	10,090	10,143
WellPoint, 6.80%, 8/1/12	22,431	24,493
		170,970

Real Estate Investment Trusts 0.9%		
AvalonBay Communities, 6.625%, 9/15/11	4,781	4,981
Kilroy Realty, 5.00%, 11/3/15	14,225	14,378
Mack-Cali Realty, 7.75%, 2/15/11	12,245	12,475
Simon Property Group, 4.20%, 2/1/15	4,710	5,030
Simon Property Group, 6.75%, 5/15/14	4,360	4,970
Ventas Realty, 3.125%, 11/30/15	8,360	8,149
		49,983
Total Financial Institutions		1,032,729
INDUSTRIAL 24.8%		
Basic Industry 2.2%		
Anglo American Capital, 2.15%, 9/27/13 (1)	14,760	14,976
Arcelormittal, 5.375%, 6/1/13	9,555	10,191
Barrick Gold Finance, 6.125%, 9/15/13	17,349	19,625
BHP Finance, 4.80%, 4/15/13	3,250	3,527
BHP Finance, 5.125%, 3/29/12	4,875	5,152
Dow Chemical, 2.50%, 2/15/16	17,850	17,363
Dow Chemical, 6.125%, 2/1/11	1,856	1,871
Praxair, 2.125%, 6/14/13	18,930	19,410
Rio Tinto Finance, 8.95%, 5/1/14	19,505	23,911
Xstrata Finance Canada, 5.50%, 11/16/11 (1)	8,694	8,972
		124,998
Capital Goods 2.3%		
3M, 4.65%, 12/15/12	14,585	15,775
Allied Waste North America, 5.75%, 2/15/11	10,445	10,540
Caterpillar Financial Services, 4.85%, 12/7/12	3,022	3,248
CRH America, 5.30%, 10/15/13	6,845	7,357
General Dynamics, 1.80%, 7/15/11	11,000	11,099

Honeywell International, 4.25%, 3/1/13	4,715	5,062
Honeywell International, 6.125%, 11/1/11	2,880	3,028
John Deere Capital, 4.95%, 12/17/12	19,720	21,312
Lafarge, 6.15%, 7/15/11	23,032	23,710
Lockheed Martin, 4.121%, 3/14/13	3,625	3,876
Northrop Grumman, 7.125%, 2/15/11	17,073	17,295
Republic Services, 6.75%, 8/15/11	10,415	10,836
		133,138
Communications 5.9%		
America Movil, 3.625%, 3/30/15	8,605	9,062
American Tower, 4.625%, 4/1/15	11,175	11,878
AT&T, 4.95%, 1/15/13	4,765	5,129
AT&T, 6.70%, 11/15/13	8,450	9,704
AT&T, STEP, 7.30%, 11/15/11	4,000	4,241
British Telecommunications, 5.15%, 1/15/13	6,500	6,936
British Telecommunications, VR, 9.375%, 12/15/10	17,560	17,612
CBS, 6.625%, 5/15/11	13,848	14,243
Cellco Partners/Verizon Wireless, 3.75%, 5/20/11	6,585	6,678
Cellco Partners/Verizon Wireless, 5.25%, 2/1/12	5,000	5,268
Comcast Cable Communications, 6.75%, 1/30/11	18,841	19,020
COX Communications, 5.45%, 12/15/14	14,680	16,456
Crown Castle Towers, 4.523%, 1/15/15 (1)	13,110	13,945
DirecTV Holdings, 4.75%, 10/1/14	26,465	28,684
NBC Universal, 2.10%, 4/1/14 (1)	21,650	21,736
Rogers Communications, 6.25%, 6/15/13	8,780	9,812
Telecom Italia Capital, 5.25%, 11/15/13	12,005	12,679
Telecom Italia Capital, 6.20%, 7/18/11	14,835	15,263
Telefonica Emisiones, 2.582%, 4/26/13	9,920	9,969
Telefonica Emisiones, 5.855%, 2/4/13	10,001	10,827

Telefonica Emisiones, 5.984%, 6/20/11	1,670	1,717
Thomson Reuters, 5.95%, 7/15/13	6,160	6,898
Time Warner Cable, 5.40%, 7/2/12	16,855	17,931
Time Warner Cable, 8.25%, 2/14/14	2,388	2,821
Travel Channel, 3.55%, 1/15/15 (1)	23,745	24,836
Verizon Virginia, 4.625%, 3/15/13	33,872	36,086
		339,431
Consumer Cyclical 1.6%		
American Honda Finance, 2.375%, 3/18/13 (1)	9,555	9,786
American Honda Finance, 6.70%, 10/1/13 (1)	8,000	9,160
DaimlerChrysler, 5.875%, 3/15/11	5,730	5,815
DaimlerChrysler, 6.50%, 11/15/13	2,675	3,051
DaimlerChrysler, 7.75%, 1/18/11	19,120	19,282
Home Depot, 5.20%, 3/1/11	7,595	7,677
Lowe's, 2.125%, 4/15/16	11,075	11,055
PACCAR Financial, 1.95%, 12/17/12	6,590	6,724
PACCAR Financial, 2.05%, 6/17/13	4,120	4,210
Staples, 7.75%, 4/1/11	9,819	10,040
Staples, 9.75%, 1/15/14	5,510	6,736
		93,536
Consumer Non-Cyclical 6.9%		
Altria Group, 8.50%, 11/10/13	13,810	16,521
AmerisourceBergen, 5.625%, 9/15/12	22,750	24,392
Anheuser-Busch InBev, 3.00%, 10/15/12	13,610	14,072
Anheuser-Busch InBev, 7.20%, 1/15/14 (1)	13,721	15,922
B.A.T. International Finance, 8.125%, 11/15/13 (1)	21,650	25,500
Boston Scientific, 4.25%, 1/12/11	16,965	17,007
Boston Scientific, 4.50%, 1/15/15	11,320	11,791

Cardinal Health, 5.50%, 6/15/13	9,740	10,571
Cardinal Health, 5.65%, 6/15/12	1,375	1,466
Cardinal Health, 6.75%, 2/15/11	5,000	5,055
Cargill, 5.60%, 9/15/12 (1)	2,790	3,003
Celgene, 2.45%, 10/15/15	11,990	11,913
Coca-Cola, 0.75%, 11/15/13	28,955	28,681
Coca-Cola Amatil, 3.25%, 11/2/14 (1)	11,520	11,990
Coca-Cola Bottling, 5.00%, 11/15/12	16,835	18,062
Coca-Cola Enterprises, 1.125%, 11/12/13	14,790	14,721
Express Scripts, 5.25%, 6/15/12	24,592	26,113
Kraft Foods, 2.625%, 5/8/13	9,810	10,114
Kraft Foods, 6.25%, 6/1/12	9,290	9,992
Kroger, 6.80%, 4/1/11	13,043	13,301
Life Technologies, 3.375%, 3/1/13	18,735	19,265
McCormick, 5.80%, 7/15/11	2,730	2,814
Medco Health Solutions, 2.75%, 9/15/15	9,000	9,104
Procter & Gamble, 1.35%, 8/26/11	9,740	9,801
SABMiller, 6.20%, 7/1/11 (1)	17,525	18,054
Safeway, 5.80%, 8/15/12	18,314	19,757
Teva Pharmaceutical Finance III, 1.50%, 6/15/12	13,525	13,660
Watson Pharmaceuticals, 5.00%, 8/15/14	13,360	14,463
Whirlpool, 6.125%, 6/15/11	3,970	4,072
		401,177
Energy 3.1%		
BP Capital Markets, 3.125%, 3/10/12	10,550	10,813
Canadian Natural Resources, 5.15%, 2/1/13	8,494	9,179
Canadian Natural Resources, 5.45%, 10/1/12	6,850	7,329
Chevron, 3.45%, 3/3/12	10,880	11,265
ConocoPhillips, 4.40%, 5/15/13	4,000	4,326

Devon Financing, 6.875%, 9/30/11	13,920	14,611
EOG Resources, 6.125%, 10/1/13	8,115	9,144
Marathon Oil, 6.50%, 2/15/14	5,085	5,824
Nabors Industries, 5.375%, 8/15/12	6,990	7,405
Noble Holding International, 3.45%, 8/1/15	2,650	2,765
Premcor Refining, 6.75%, 2/1/11	4,165	4,205
SeaRiver Maritime, Zero Coupon, 9/1/12	12,901	12,373
Shell International Finance, 1.875%, 3/25/13	20,130	20,532
Smith International, 8.625%, 3/15/14	6,855	8,248
Transocean, 5.25%, 3/15/13	16,805	17,737
Weatherford International, 5.95%, 6/15/12	4,896	5,167
Western Oil Sands, 8.375%, 5/1/12	2,696	2,966
Woodside Finance, 4.50%, 11/10/14 (1)	8,540	9,188
Woodside Finance, 6.70%, 8/1/11 (1)	5,000	5,184
XTO Energy, 4.625%, 6/15/13	10,730	11,707
XTO Energy, 5.90%, 8/1/12	1,000	1,086
		181,054
Industrial Other 0.1%		
Howard Hughes Medical, 3.45%, 9/1/14	5,175	5,543
		5,543
Technology 1.3%		
Agilent Technologies, 2.50%, 7/15/13	4,405	4,469
Broadcom, 1.50%, 11/1/13 (1)	6,675	6,660
Dun & Bradstreet, 5.50%, 3/15/11	10,900	11,036
Hewlett-Packard, 4.25%, 2/24/12	3,730	3,891
Hewlett-Packard, 4.50%, 3/1/13	5,700	6,124
IBM, 6.50%, 10/15/13	8,450	9,701
Oracle, 5.00%, 1/15/11	8,125	8,171

Xerox, 5.50%, 5/15/12	10,950	11,607
Xerox, 5.65%, 5/15/13	10,595	11,535
		73,194
Transportation 1.4%		
CSX, 5.75%, 3/15/13	7,278	7,974
CSX, 6.75%, 3/15/11	1,400	1,424
ERAC USA Finance, 2.75%, 7/1/13 (1)	6,420	6,569
ERAC USA Finance, 5.80%, 10/15/12 (1)	24,569	26,438
ERAC USA Finance, 8.00%, 1/15/11 (1)	11,210	11,302
Southwest Airlines, 6.50%, 3/1/12	26,415	27,832
		81,539
Total Industrial		1,433,610
UTILITY 5.4%		
Electric 3.7%		
Alabama Power, 4.85%, 12/15/12	1,125	1,215
Allegheny Energy Supply, STEP, 8.25%, 4/15/12 (1)	6,231	6,744
Appalachian Power, 5.55%, 4/1/11	500	507
Appalachian Power, 5.65%, 8/15/12	7,825	8,388
Black Hills, 9.00%, 5/15/14	4,605	5,356
Dominion Resources, 2.25%, 9/1/15	4,615	4,625
Dominion Resources, 5.70%, 9/17/12	7,480	8,101
Duke Energy Ohio, 2.10%, 6/15/13	8,195	8,378
Enel Finance International, 3.875%, 10/7/14 (1)	18,730	19,337
Georgia Power, 1.30%, 9/15/13	11,880	12,042
Great Plains Energy, 2.75%, 8/15/13	9,725	9,863
Iberdrola Finance Ireland, 3.80%, 9/11/14 (1)	9,330	9,327
Kentucky Utilities, 1.625%, 11/1/15 (1)	6,260	6,176
Korea Hydro & Nuclear Power, 3.125%, 9/16/15 (1)	8,510	8,409

Other Utility 0.2%		
Veolia Environnement, 5.25%, 6/3/13	9,175	9,993
		9,993
Total Utility		312,473
Total Corporate Bonds (Cost $2,698,943)		2,778,812
ASSET-BACKED SECURITIES 10.6%		
Car Loan 5.0%		
AmeriCredit Automobile Receivables Trust Series 2006-RM, Class A3 5.53%, 1/6/14	5,123	5,210
AmeriCredit Automobile Receivables Trust Series 2010-1, Class A2 0.97%, 1/15/13	6,313	6,311
AmeriCredit Automobile Receivables Trust Series 2010-1, Class B 3.72%, 11/17/14	3,065	3,174
Bank of America Auto Trust Series 2009-1A, Class A4 3.52%, 6/15/16 (1)	11,000	11,456
Bank of America Auto Trust Series 2010-1A, Class A2 0.75%, 6/15/12 (1)	10,864	10,867
BMW Vehicle Lease Trust Series 2009-1, Class A3 2.91%, 3/15/12	5,656	5,709
CarMax Auto Owner Trust Series 2010-1, Class A3 1.56%, 7/15/14	11,300	11,373
CarMax Auto Owner Trust Series 2010-1, Class B 3.75%, 12/15/15	5,685	5,943
CarMax Auto Owner Trust Series 2010-1, Class C 4.88%, 8/15/16	3,620	3,839

CarMax Auto Owner Trust Series 2010-2, Class A3 1.41%, 2/16/15	7,030	7,071
CarMax Auto Owner Trust Series 2010-2, Class A4 2.04%, 10/15/15	6,820	6,926
Chrysler Financial Lease Trust Series 2010-A, Class A2 1.78%, 6/15/11 (1)	571	572
CitiFinancial Auto Issuance Trust Series 2009-1, Class A3 2.59%, 10/15/13 (1)	11,945	12,142
CitiFinancial Auto Issuance Trust Series 2009-1, Class A4 3.15%, 8/15/16 (1)	2,920	3,024
DaimlerChrysler Auto Trust Series 2008-A, Class A3A 3.70%, 6/8/12	1,529	1,537
Ford Credit Auto Owner Trust Series 2009-D, Class A4 2.98%, 8/15/14	8,985	9,325
Ford Credit Auto Owner Trust Series 2009-E, Class A3 1.51%, 1/15/14	16,650	16,763
Ford Credit Auto Owner Trust Series 2009-E, Class A4 2.42%, 11/15/14	15,289	15,714
Ford Credit Auto Owner Trust Series 2010-A, Class D 4.05%, 10/15/16	255	263
Ford Credit Auto Owner Trust Series 2010-B, Class A3 0.98%, 10/15/14	8,815	8,799
Ford Credit Floorplan Master Owner Trust Series 2010-5, Class A1 1.50%, 9/15/15	12,915	12,805
GS Auto Loan Trust Series 2007-1, Class A4 5.48%, 12/15/14	20,127	20,636

Volkswagen Auto Loan Enhanced Trust Series 2010-1, Class A2 0.66%, 5/21/12	7,880	7,882
		291,610
Credit Card 3.7%		
American Express Credit Account Master Trust Series 2006-2, Class A 5.35%, 1/15/14	2,000	2,050
American Express Credit Account Master Trust Series 2006-2, Class B 5.55%, 1/15/14	7,860	8,052
American Express Credit Account Master Trust Series 2009-2, Class A, VR 1.503%, 3/15/17	17,275	17,852
Bank of America Credit Card Trust Series 2007-A8, Class A8 5.59%, 11/17/14	7,680	8,227
Cabela's Credit Card Master Trust Series 2006-3A, Class A1 5.26%, 10/15/14 (1)	3,100	3,210
Cabela's Credit Card Master Trust Series 2006-3A, Class A2 VR, 0.303%, 10/15/14 (1)	16,200	16,113
Cabela's Credit Card Master Trust Series 2010-IA, Class A VR, 1.703%, 1/16/18 (1)	15,665	16,145
Capital One Multi-Asset Execution Trust Series 2005-A7, Class A7 4.70%, 6/15/15	13,000	13,832
Capital One Multi-Asset Execution Trust Series 2006-A2, Class A 4.85%, 11/15/13	670	674
Capital One Multi-Asset Execution Trust Series 2006-A6, Class A 5.30%, 2/18/14	250	254
Chase Issuance Trust Series 2007-A17, Class A 5.12%, 10/15/14	7,175	7,731

Residential Asset Mortgage Products Series 2003-RZ2, Class A1, CMO, VR 3.60%, 4/25/33	714	609
		5,718

Other Asset-Backed Securities 1.7%

CNH Equipment Trust Series 2007-A, Class B 5.09%, 6/16/14	110	110
CNH Equipment Trust Series 2009-B, Class A3 2.97%, 3/15/13	2,059	2,071
CNH Equipment Trust Series 2009-C, Class A3 1.85%, 12/16/13	4,677	4,715
CNH Equipment Trust Series 2010-B, Class A3 1.03%, 11/17/14	20,125	20,146
CNH Wholesale Master Note Trust Series 2009-1A, Class A, VR 1.953%, 7/15/15 (1)	20,136	20,136
FPL Recovery Funding Series 2007-A, Class A2 5.044%, 1/5/15	10,215	10,812
GE Equipment Midticket Series 2009-1, Class A3 2.34%, 6/17/13	10,800	10,900
GE Equipment Midticket Series 2010-1, Class A3 0.94%, 7/14/14 (1)	12,505	12,360
John Deere Owner Trust Series 2009-A, Class A3 2.59%, 10/15/13	2,183	2,205
John Deere Owner Trust Series 2009-B, Class A3 1.57%, 10/15/13	5,565	5,598
Marriott Vacation Club Owner Trust Series 2005-2, Class A 5.25%, 10/20/27 (1)	930	972

Marriott Vacation Club Owner Trust Series 2006-1A, Class A 5.737%, 4/20/28 (1)	563	595
MMAF Equipment Finance Series 2009-AA, Class A3 2.37%, 11/15/13 (1)	7,381	7,456
		98,076
Stranded Utility 0.0%		
Centerpoint Energy Transition Bond Series 2005-A, Class A2 4.97%, 8/1/14	757	781
		781
Student Loan 0.1%		
SLM Student Loan Trust Series 2008-4, Class A2, VR 1.338%, 7/25/16	5,080	5,143
		5,143
Total Asset-Backed Securities (Cost $604,496)		613,539
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 2.5%		
Collateralized Mortgage Obligations 0.2%		
Banc of America Mortgage Securities Series 2004-A, Class 2A2, CMO, ARM 3.513%, 2/25/34	828	748
Banc of America Mortgage Securities Series 2004-H, Class 2A2, CMO, ARM 3.163%, 9/25/34	2,462	2,285
Ryland-Mercury Savings Trust Series 1998-MS2, Class A, CMO, ARM 3.258%, 10/15/18	9	9
Sequoia Mortgage Trust Series 2010-H1, Class A1, CMO, ARM 3.75%, 2/25/40	3,067	3,099

WaMu Mortgage PTC Series 2005-4, Class CB1, CMO, ARM 0.703%, 6/25/35	183	122
WaMu Mortgage PTC Series 2005-AR12, Class 2A1, CMO, ARM 5.002%, 9/25/35	2,339	2,183
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2, Class 2A2, CMO, ARM 2.855%, 3/25/35	1,190	1,106
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2, Class 3A1, CMO, ARM 4.881%, 3/25/35	1,357	1,154
		10,706
Commercial Mortgage Backed Securities 2.3%		
Banc of America Commercial Mortgage Series 2003-1, Class A1 3.878%, 9/11/36	864	877
Banc of America Commercial Mortgage Series 2004-6, Cass A4, VR 4.625%, 12/10/42	2,420	2,548
Bear Stearns Commercial Mortgage Securities Series 2004-PWR6, Class A4 4.521%, 11/11/41	2,500	2,578
Bear Stearns Commercial Mortgage Securities Series 2006-PW12, Class A1, VR 5.546%, 9/11/38	417	418
Bear Stearns Commercial Mortgage Securities Series 2006-T24, Class A-1 4.905%, 10/12/41	3,636	3,692
Commercial Mortgage Loan Trust Series 2008-LS1, Class A2, VR 6.214%, 12/10/49	9,291	9,567
Credit Suisse First Boston Mortgage Securities Series 2004-C2, Class A1 3.819%, 5/15/36	534	552
Credit Suisse First Boston Mortgage Securities Series 2005-C1, Class A4 VR, 5.014%, 2/15/38	5,205	5,626

Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class A1 4.771%, 9/15/39	1,017	1,023
GMAC Commercial Mortgage Securities Series 2001-C2, Class A2 6.70%, 4/15/34	1,586	1,604
Greenwich Capital Commercial Funding Series 2005-GG3, Class A2 4.305%, 8/10/42	4,814	4,863
Greenwich Capital Commercial Funding Series 2005-GG3, Class A3 4.569%, 8/10/42	2,554	2,652
JPMorgan Chase Commercial Mortgage Securities Series 2003-LN1, Class A1 4.134%, 10/15/37	4,323	4,488
JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP2, Class A3A 4.678%, 7/15/42	4,449	4,618
JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP4, Class ASB, VR 4.824%, 10/15/42	903	938
JPMorgan Chase Commercial Mortgage Securities Series 2006-CB17, Class A1 5.279%, 12/12/43	6,371	6,480
JPMorgan Chase Commercial Mortgage Securities Series 2006-LDP9, Class A1 5.17%, 5/15/47	1,604	1,622
LB-UBS Commercial Mortgage Trust Series 2003-C7, Class A3, VR 4.559%, 9/15/27	8,500	8,470
LB-UBS Commercial Mortgage Trust Series 2003-C8, Class A3 4.83%, 11/15/27	15,649	15,991
LB-UBS Commercial Mortgage Trust Series 2004-C2, Class A2 3.246%, 3/15/29	917	919
Morgan Stanley Capital I Series 2003-IQ4, Class A2 4.07%, 5/15/40	15,482	16,000

Morgan Stanley Capital I Series 2005-HQ6, Class A4A 4.989%, 8/13/42	5,905	6,390
Morgan Stanley Capital I Series 2006-T23, Class A1 5.682%, 8/12/41	996	1,005
Morgan Stanley Capital I Series 2007-T25, Class A-1 5.391%, 11/12/49	6,969	7,138
Morgan Stanley Capital I Series 2007-T27, Class A1 5.606%, 6/11/42	12,586	12,962
Morgan Stanley Capital I Series 2008-T29, Class A3, VR 6.458%, 1/11/43	9,328	10,258
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class A4 4.935%, 4/15/42	2,400	2,584
		135,863
Total Non-U.S. Government Mortgage-Backed Securities (Cost $145,544)		146,569

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 24.6%

U.S. Government Agency Obligations 24.6% (2)

Federal Home Loan Mortgage		
4.00%, 7/1/25	16,852	17,482
4.50%, 4/1/23 - 8/1/25	19,326	20,329
5.00%, 10/1/18 - 12/1/23	75,886	80,790
5.50%, 11/1/21 - 12/1/23	13,347	14,489
6.00%, 11/1/11 - 8/1/22	7,433	8,131
Federal Home Loan Mortgage, ARM		
2.469%, 10/1/33	15	16
2.711%, 7/1/35	1,451	1,531
2.854%, 2/1/35	2,319	2,460

2.961%, 2/1/33	21	22
3.663%, 2/1/34	72	77
4.59%, 1/1/36	2,620	2,702
4.617%, 6/1/38	4,876	5,157
4.649%, 6/1/38	519	548
4.67%, 6/1/38	4,996	5,281
4.694%, 7/1/38	3,456	3,655
4.745%, 7/1/38	7,395	7,833
4.84%, 11/1/34	817	872
5.038%, 11/1/35	759	807
5.10%, 9/1/35	1,583	1,675
5.135%, 5/1/38	3,077	3,269
5.212%, 2/1/37	1,032	1,100
5.285%, 2/1/37	979	1,031
5.341%, 4/1/37	172	182
5.368%, 5/1/37	1,523	1,617
5.38%, 2/1/38	4,871	5,183
5.408%, 1/1/36	286	304
5.514%, 10/1/36	7,371	7,716
5.789%, 2/1/37	1,447	1,527
5.90%, 1/1/37	519	557
5.922%, 12/1/36	2,395	2,567
5.994%, 11/1/36	1,359	1,457
6.28%, 10/27/31	86	85
Federal Home Loan Mortgage, CMO		
4.25%, 12/15/21	108	110
4.50%, 2/15/20	51	52
5.50%, 12/15/18 - 7/15/28	10,317	10,557
5.75%, 12/15/18	1,893	1,954

6.00%, 9/15/13 - 1/15/30	20,968	21,751
6.50%, 11/15/20 - 8/15/30	500	515
Federal Home Loan Mortgage, CMO, IO 4.50%, 5/15/16 - 4/15/18	828	25
Federal Home Loan Mortgage, TBA, 5.50%, 1/1/32	1,035	1,109
Federal National Mortgage Assn.		
3.50%, 11/1/25	13,112	13,418
4.00%, 2/1 - 11/1/25	315,870	328,524
4.50%, 5/1/19 - 9/1/25	326,749	344,791
5.00%, 2/1/18 - 9/1/24	136,516	145,889
5.50%, 5/1/16 - 12/1/34	110,178	120,124
6.00%, 5/1/21 - 1/1/38	89,123	97,476
Federal National Mortgage Assn., ARM		
1.987%, 10/1/33	2,796	2,869
2.362%, 1/1/35	123	128
2.555%, 7/1/33	17	17
2.619%, 7/1/35	1,123	1,169
2.662%, 9/1/32	119	124
2.71%, 7/1/34	65	68
2.736%, 10/1/32	110	118
2.753%, 2/1/33	39	41
2.913%, 5/1/17 - 8/1/20	27	28
2.96%, 3/1/18	1	1
2.963%, 10/1/17 - 11/1/20	17	17
2.982%, 3/1/20	11	11
3.00%, 11/1/17	15	15
3.023%, 3/1/19	1	1
3.029%, 7/1/27	43	43
3.579%, 12/1/32	193	204
4.468%, 1/1/34	149	155

4.75%, 7/1/18	13	13
4.821%, 5/1/38	6,764	7,177
4.826%, 4/1 - 5/1/38	10,378	11,003
4.876%, 5/1/38	5,997	6,366
4.925%, 8/1/38	3,331	3,534
4.943%, 5/1/24	7	8
5.047%, 8/1/38	805	855
5.219%, 8/1/38	271	288
5.287%, 12/1/35	700	744
5.291%, 12/1/35	590	627
5.314%, 7/1/36	2,381	2,486
5.409%, 9/1/37	1,140	1,211
5.436%, 12/1/35	776	824
5.437%, 6/1/37	1,644	1,723
5.487%, 12/1/35	231	245
5.491%, 1/1/19	39	41
5.502%, 1/1/37	937	991
5.748%, 9/1/37	1,209	1,287
5.892%, 12/1/36	825	869
5.976%, 9/1/36	915	984
Federal National Mortgage Assn., CMO		
4.00%, 5/25/16	26	26
5.00%, 1/25/20	1,875	1,916
5.50%, 11/25/13 - 5/25/14	4,619	4,790
5.875%, 9/25/28	—	—
6.00%, 6/25/16	66	68
Federal National Mortgage Assn., CMO, VR, 5.61%, 1/25/32	35	35
Federal National Mortgage Assn., TBA, 5.50%, 1/1/32	72,587	78,031
		1,417,898

U.S. Treasury Obligations 1.6%		
U.S. Treasury Inflation-Indexed Notes, 0.50%, 4/15/15	29,583	30,471
U.S. Treasury Notes, 1.125%, 1/15/12	11,935	12,040
U.S. Treasury Notes, 4.50%, 4/30/12	29,870	31,611
U.S. Treasury Notes, 4.75%, 3/31/11	17,070	17,323
		91,445
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $402,084)		409,060
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.7%		
Government Guaranteed 0.8%		
Canada Housing Trust, 4.00%, 6/15/12 (CAD)	48,385	48,649
		48,649
Owned No Guarantee 0.5%		
Abu Dhabi National Energy, 5.62%, 10/25/12 (1)	11,660	12,222
Electricite de France, 5.50%, 1/26/14 (1)	6,600	7,390
Mubadala, 5.75%, 5/6/14 (1)	7,165	7,828
		27,440
Treasuries 0.4%		
United Mexican States, 9.00%, 12/22/11 (MXN)	250,000	20,990
		20,990
Total Foreign Government Obligations & Municipalities (Cost $94,654)		97,079
MUNICIPAL SECURITIES 0.2%		
California 0.0%		
California Pollution Control Fin. Auth., Waste Management PCR, VR, 4.70%, 4/1/25 (4)	1,250	1,279
		1,279

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Assets and Liabilities

($000s, except shares and per share amounts)

Assets		
Investments in securities, at value (cost $5,689,077)	$	5,814,901
Interest receivable		44,239
Receivable for shares sold		14,029
Unrealized gain on forward currency exchange contracts		175
Other assets		154
Total assets		5,873,498
Liabilities		
Payable for investment securities purchased		79,481
Payable for shares redeemed		11,997
Investment management fees payable		1,906
Due to affiliates		276
Other liabilities		2,684
Total liabilities		96,344
NET ASSETS	$	5,777,154
Net Assets Consist of:		
Overdistributed net investment income	$	(16,417)
Accumulated undistributed net realized loss		(27,492)
Net unrealized gain		126,012
Paid-in capital applicable to 1,185,319,858 shares of $0.01 par value capital stock outstanding; 2,000,000,000 shares authorized		5,695,051
NET ASSETS	$	5,777,154
NET ASSET VALUE PER SHARE		
Investor Class		
($5,156,395,282 / 1,057,945,155 shares outstanding)	$	4.87
Advisor Class		
($620,758,552 / 127,374,703 shares outstanding)	$	4.87

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Short-Term Bond Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund has two classes of shares: the Short-Term Bond Fund original share class, referred to in this report as the Investor Class, offered since March 2, 1984, and the Short-Term Bond Fund—Advisor Class (Advisor Class), offered since December 31, 2004. Advisor Class shares are sold only through unaffiliated brokers and other unaffiliated financial intermediaries that are compensated by the class for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by fund management. Fund management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared by each class daily and paid monthly. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting The Advisor Class pays distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.

Credits The fund earns credits on temporarily uninvested cash balances held at the custodian, which reduce the fund’s custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

New Accounting Pronouncement On June 1, 2010, the fund adopted new accounting guidance that requires enhanced disclosures about fair value measurements in the financial statements. Adoption of this guidance had no impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund determines the values of its assets and liabilities and computes each class’s net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Investments in private investment companies are valued at the entity’s net asset value (or equivalent) as of the valuation date. Forward currency exchange contracts are valued using the prevailing forward exchange rate.

Other investments, including restricted securities, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on November 30, 2010:

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended November 30, 2010. Gain (loss) reflects both realized and change in unrealized gain (loss) on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain (loss) on Level 3 instruments held at November 30, 2010, totaled $718,000 for the six months ended November 30, 2010.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended November 30, 2010, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. The fund does not offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of November 30, 2010, the fund held foreign exchange derivatives with a fair value of $175,000, included in unrealized gain on forward currency exchange contracts, on the accompanying Statement of Assets and Liabilities.

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2010, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Forward Currency Exchange Contracts The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It uses forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements relative to the U.S. dollar. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets, and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2010, the fund’s exposure to forwards, based on underlying notional amounts, was generally between 0% and 2% of net assets.

Futures Contracts The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; and/or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a particular underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract value (initial margin deposit); the margin deposit must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset, and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2010, the fund’s exposure to futures, based on underlying notional amounts, was generally between 0% and 2% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

TBA Purchase and Sale Commitments During the six months ended November 30, 2010, the fund entered into to be announced (TBA) purchase and/or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such mortgage-backed securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBA purchase transactions with the intention of taking possession of the underlying mortgage securities; however, for either purchase or sale transactions, the fund also may extend the settlement by “rolling” the transaction. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBA commitments.

T. Rowe Price Term Asset-Backed Opportunity Fund, L.L.C. During the six months ended November 30, 2010, the fund was invested in the T. Rowe Price Term Asset-Backed Opportunity Fund, L.L.C. (private fund), a private investment company managed by Price Associates that participates in the Term Asset-Backed Securities Loan Facility (TALF) program created and administered by the Federal Reserve Bank of New York (FRBNY). The TALF program provided eligible borrowers with term loans secured by eligible asset-backed securities and/or commercial mortgage-backed securities, which were either owned by the borrower or purchased by the borrower and subsequently pledged as collateral for a TALF loan. TALF loans generally are nonrecourse in nature. The private fund is treated as a partnership for federal income tax purposes. It has a limited life extending five years from the date on which the TALF program closed for any new loans, which was June 30, 2010. The private fund can have two possible extensions (one year each) with the consent of a majority of its investors. Invested capital generally will be returned to investors as underlying securities are liquidated and the TALF loans are repaid or mature, with the balance paid at maturity of the private fund. Ownership interests in the private fund may not be redeemed, sold, or assigned. As of November 30, 2010, outstanding capital commitments may no longer be called by the private fund.

Counterparty Risk and Collateral The fund has entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with certain over-the-counter (OTC) financial instruments, including swaps, forward currency exchange contracts, and TBA purchase commitments (collectively, covered OTC instruments). Subject to certain minimum exposure requirements (which typically range from $100,000 to $500,000), collateral requirements generally are determined and transfers made based on the net aggregate unrealized gain or loss on all covered OTC instruments covered by a particular collateral agreement with a specified counterparty. Collateral, both pledged by the fund to a counterparty and pledged by a counterparty to the fund, is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies. Securities posted as collateral by the fund to a counterparty are so noted in the accompanying Portfolio of Investments and remain in the fund’s net assets. As of November 30, 2010, no collateral was pledged by either the fund or counterparties.

At any point in time, the fund’s risk of loss from counterparty credit risk on covered OTC instruments is the aggregate unrealized gain on appreciated covered OTC instruments in excess of collateral, if any, pledged by the counterparty to the fund. In accordance with the terms of the relevant derivatives agreements, counterparties to OTC derivatives may be able to terminate derivative contracts prior to maturity after the occurrence of certain stated events, such as a decline in net assets above a certain percentage or a failure by the fund to perform its obligations under the contract. Upon termination, all transactions would typically be liquidated and a net amount would be owed by or payable to the fund.

Other Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $1,074,110,000 and $594,140,000, respectively, for the six months ended November 30, 2010. Purchases and sales of U.S. government securities aggregated $964,805,000 and $441,580,000, respectively, for the six months ended November 30, 2010.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

In accordance with federal tax regulations, the fund recognized capital losses in the current period for tax purposes that had been recognized in the prior fiscal year for financial reporting purposes. Such deferrals relate to net capital losses realized between November 1, 2009 and May 31, 2010, and totaled $4,039,000. The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of May 31, 2010, the fund had $35,903,000 of unused capital loss carryforwards, which expire: $447,000 in fiscal 2012, $4,473,000 in fiscal 2013, $6,329,000 in fiscal 2014, $3,014,000 in fiscal 2015, $16,939,000 in fiscal 2017, and $4,701,000 in fiscal 2018.

At November 30, 2010, the cost of investments for federal income tax purposes was $5,689,077,000. Net unrealized gain aggregated $126,012,000 at period-end, of which $135,424,000 related to appreciated investments and $9,412,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.285% for assets in excess of $220 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2010, the effective annual group fee rate was 0.30%.

The Investor Class and Advisor Class are also subject to a contractual expense limitation through the limitation dates indicated in the table below. During the limitation period, the manager is required to waive its management fee and/or reimburse expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses that would otherwise cause the class’s ratio of annualized total expenses to average net assets (expense ratio) to exceed its expense limitation. For a period of three years after the date of any reimbursement or waiver, each class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent the class’s net assets have grown or expenses have declined sufficiently to allow repayment without causing the class’s expense ratio to exceed its expense limitation.

Pursuant to this agreement, expenses in the amount of $777,000 were repaid to the manager during the six months ended November 30, 2010. Including these amounts, expenses previously reimbursed by the manager in the amount of $388,000 remain subject to repayment at November 30, 2010. For the six months ended November 30, 2010, the Advisor Class operated below its expense limitation.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended November 30, 2010, expenses incurred pursuant to these service agreements were $82,000 for Price Associates; $702,000 for T. Rowe Price Services, Inc.; and $88,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended November 30, 2010, the fund was charged $248,000 for shareholder servicing costs related to the college savings plans, of which $206,000 was for services provided by Price. The amount payable at period-end pursuant to this agreement is reflected as Due to Affiliates in the accompanying financial statements. At November 30, 2010, approximately 5% of the outstanding shares of the Investor Class were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended November 30, 2010, the fund was allocated $444,000 of Spectrum Funds’ expenses, of which $313,000 related to services provided by Price. The amount payable at period-end pursuant to this agreement is reflected as Due to Affiliates in the accompanying financial statements. At November 30, 2010, approximately 11% of the outstanding shares of the Investor Class were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

As of November 30, 2010, T. Rowe Price Group, Inc., and/or its wholly owned subsidiaries owned 17,309,723 shares of the Investor Class, representing 1% of the fund’s net assets.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov. The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 21, 2011

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	January 21, 2011